Accounts Receivable, Net (Details) - Schedule of movements of the expected credit loss provision - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Schedule of movements of the expected credit loss provision [Abstract]
At beginning of year
Provision for the year
At end of year